LAFFER|TENGLER EQUITY INCOME ETF

Schedule of Investments

April 30, 2025 (unaudited)

		Shares	Value
98.57%	COMMON STOCKS
11.45%	CONSUMER DISCRETIONARY
	Home Depot, Inc.	1,340	$483,057
	McDonald’s Corp.	1,506	481,393
	Starbucks Corp.	4,330	346,616
	TJX Companies, Inc.	2,156	277,434
			1,588,500

5.29%	CONSUMER STAPLES
	Walmart, Inc.	7,546	733,848

7.59%	ENERGY
	Chevron Corp.	2,835	385,730
	EOG Resources, Inc.	3,545	391,120
	Williams Cos., Inc.	4,719	276,392
			1,053,242

17.18%	FINANCIALS
	American Express Co.	2,519	671,087
	Brookfield Asset Management Ltd. ADR	9,333	497,729
	Goldman Sachs Group, Inc.	989	541,527
	JPMorgan Chase & Co.	2,750	672,705
			2,383,048

9.50%	HEALTH CARE
	Abbvie, Inc.	3,186	621,589
	Johnson & Johnson	2,599	406,250
	Medtronic plc ADR	3,430	290,727
			1,318,566

13.97%	INDUSTRIALS
	Carrier Global Corp.	8,199	512,765
	Emerson Electric Co.	3,609	379,342
	L3Harris Technologies, Inc.	1,818	399,996
	RTX Corp.	5,118	645,533
			1,937,636

LAFFER|TENGLER EQUITY INCOME ETF

Schedule of Investments

April 30, 2025 (unaudited)

		Shares	Value

12.72%	INFORMATION TECHNOLOGY - HARDWARE
	Apple, Inc.	1,484	$315,350
	Broadcom, Inc.	3,930	756,407
	Lam Research Corp.	4,626	331,545
	Texas Instruments, Inc.	2,254	360,753
			1,764,055

14.02%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Accenture plc Class A ADR	903	270,132
	Alphabet, Inc. Class A	2,241	355,871
	Microsoft Corp.	1,831	723,721
	Oracle Corp.	4,234	595,808
			1,945,532

2.82%	MATERIALS
	Steel Dynamics, Inc.	3,015	391,076

2.09%	REAL ESTATE
	Prologis, Inc. REIT	2,834	289,635

1.94%	UTILITIES
	NextEra Energy, Inc.	4,033	269,727

98.57%	TOTAL COMMON STOCKS		13,674,865

98.57%	TOTAL INVESTMENTS		13,674,865

1.43%	Other assets, net of liabilities		198,768
100.00%	NET ASSETS		$13,873,633

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of April 30, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$13,674,865	$—	$—	$13,674,865
TOTAL INVESTMENTS	$13,674,865	$—	$—	$13,674,865

The cost of investments for Federal income tax purposes has been estimated a/o April 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $12,291,964, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,809,628
Gross unrealized depreciation	(426,727)
Net unrealized appreciation	$1,382,901